Events After the Reporting Period	12 Months Ended
Jun. 30, 2025
Events After the Reporting Period [Abstract]
Events after the reporting period

Note 33. Events after the reporting period

Subsequent to 30 June 2025, the Company issued 410,000 shares to its vendors in lieu of consulting and advisory services availed from them and a further 273,034 shares were issued to Lincoln Park towards the Equity Line Of Credit (ELOC) facility availed in line with the agreement entered into with them.

Apart from the above, no matter or circumstance has arisen since 30 June 2025 that has significantly affected, or may significantly affect the Consolidated Entity’s operations, the results of those operations, or the Consolidated Entity’s state of affairs in future financial years.